Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2019-C49
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-C49

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com

Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 1)	13-15
			10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer

Historical Detail	20		Don Simon	(203) 660-6100

Delinquency Loan Detail	21		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	22
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail		Trustee	Wilmington Trust, National Association
	25

Historical Liquidated Loan Detail	26		General Contact	(302) 636-4140

Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market St., | Wilmington, DE 19890

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001WAW8	2.959000%	18,904,000.00	11,581,122.98	272,310.16	28,557.12	0.00	0.00	300,867.28	11,308,812.82	30.30%	30.00%
A-2	95001WAX6	3.860000%	20,083,000.00	20,083,000.00	0.00	64,600.32	0.00	0.00	64,600.32	20,083,000.00	30.30%	30.00%
A-SB	95001WAZ1	3.933000%	31,974,000.00	31,974,000.00	0.00	104,794.79	0.00	0.00	104,794.79	31,974,000.00	30.30%	30.00%
A-3	95001WAY4	3.749000%	47,500,000.00	47,500,000.00	0.00	148,397.92	0.00	0.00	148,397.92	47,500,000.00	30.30%	30.00%
A-4	95001WBA5	3.760000%	200,000,000.00	200,000,000.00	0.00	626,666.67	0.00	0.00	626,666.67	200,000,000.00	30.30%	30.00%
A-5	95001WBB3	4.023000%	223,499,000.00	223,499,000.00	0.00	749,280.40	0.00	0.00	749,280.40	223,499,000.00	30.30%	30.00%
A-S	95001WBE7	4.244000%	46,453,000.00	46,453,000.00	0.00	164,288.78	0.00	0.00	164,288.78	46,453,000.00	24.24%	24.00%
B	95001WBF4	4.546000%	40,647,000.00	40,647,000.00	0.00	153,984.39	0.00	0.00	153,984.39	40,647,000.00	18.94%	18.75%
C	95001WBG2	4.866000%	38,712,000.00	38,712,000.00	0.00	156,977.16	0.00	0.00	156,977.16	38,712,000.00	13.89%	13.75%
D	95001WAC2	3.000000%	26,014,000.00	26,014,000.00	0.00	65,035.00	0.00	0.00	65,035.00	26,014,000.00	10.49%	10.39%
E-RR	95001WAF5	5.306884%	18,504,000.00	18,504,000.00	0.00	81,832.16	0.00	0.00	81,832.16	18,504,000.00	8.08%	8.00%
F-RR	95001WAH1	5.306884%	10,646,000.00	10,646,000.00	0.00	47,080.91	0.00	0.00	47,080.91	10,646,000.00	6.69%	6.63%
G-RR	95001WAK4	5.306884%	9,677,000.00	9,677,000.00	0.00	42,795.60	0.00	0.00	42,795.60	9,677,000.00	5.43%	5.38%
H-RR	95001WAM0	5.306884%	8,711,000.00	8,711,000.00	0.00	38,523.56	0.00	0.00	38,523.56	8,711,000.00	4.29%	4.25%
J-RR	95001WAP3	5.306884%	8,710,000.00	8,710,000.00	0.00	38,519.13	0.00	0.00	38,519.13	8,710,000.00	3.16%	3.13%
K-RR*	95001WAR9	5.306884%	24,194,767.00	24,194,767.00	0.00	85,929.82	0.00	0.00	85,929.82	24,194,767.00	0.00%	0.00%
V	95001WAT5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001WAU2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			774,228,767.00	766,905,889.98	272,310.16	2,597,263.73	0.00	0.00	2,869,573.89	766,633,579.82

Notional Certificates
X-A	95001WBC1	1.441166%	541,960,000.00	534,637,122.98	0.00	642,083.90	0.00	0.00	642,083.90	534,364,812.82
X-B	95001WBD9	0.773927%	125,812,000.00	125,812,000.00	0.00	81,141.11	0.00	0.00	81,141.11	125,812,000.00
X-D	95001WAA6	2.306884%	26,014,000.00	26,014,000.00	0.00	50,009.41	0.00	0.00	50,009.41	26,014,000.00
Notional SubTotal			693,786,000.00	686,463,122.98	0.00	773,234.42	0.00	0.00	773,234.42	686,190,812.82

Deal Distribution Total					272,310.16	3,370,498.15	0.00	0.00	3,642,808.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001WAW8	612.62817287	14.40489632	1.51063902	0.00000000	0.00000000	0.00000000	0.00000000	15.91553534	598.22327656
A-2	95001WAX6	1,000.00000000	0.00000000	3.21666683	0.00000000	0.00000000	0.00000000	0.00000000	3.21666683	1,000.00000000
A-SB	95001WAZ1	1,000.00000000	0.00000000	3.27750016	0.00000000	0.00000000	0.00000000	0.00000000	3.27750016	1,000.00000000
A-3	95001WAY4	1,000.00000000	0.00000000	3.12416674	0.00000000	0.00000000	0.00000000	0.00000000	3.12416674	1,000.00000000
A-4	95001WBA5	1,000.00000000	0.00000000	3.13333335	0.00000000	0.00000000	0.00000000	0.00000000	3.13333335	1,000.00000000
A-5	95001WBB3	1,000.00000000	0.00000000	3.35250001	0.00000000	0.00000000	0.00000000	0.00000000	3.35250001	1,000.00000000
A-S	95001WBE7	1,000.00000000	0.00000000	3.53666674	0.00000000	0.00000000	0.00000000	0.00000000	3.53666674	1,000.00000000
B	95001WBF4	1,000.00000000	0.00000000	3.78833346	0.00000000	0.00000000	0.00000000	0.00000000	3.78833346	1,000.00000000
C	95001WBG2	1,000.00000000	0.00000000	4.05500000	0.00000000	0.00000000	0.00000000	0.00000000	4.05500000	1,000.00000000
D	95001WAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001WAF5	1,000.00000000	0.00000000	4.42240380	0.00000000	0.00000000	0.00000000	0.00000000	4.42240380	1,000.00000000
F-RR	95001WAH1	1,000.00000000	0.00000000	4.42240372	0.00000000	0.00000000	0.00000000	0.00000000	4.42240372	1,000.00000000
G-RR	95001WAK4	1,000.00000000	0.00000000	4.42240364	0.00000000	0.00000000	0.00000000	0.00000000	4.42240364	1,000.00000000
H-RR	95001WAM0	1,000.00000000	0.00000000	4.42240386	0.00000000	0.00000000	0.00000000	0.00000000	4.42240386	1,000.00000000
J-RR	95001WAP3	1,000.00000000	0.00000000	4.42240299	0.00000000	0.00000000	0.00000000	0.00000000	4.42240299	1,000.00000000
K-RR	95001WAR9	1,000.00000000	0.00000000	3.55158700	0.87081682	14.53512117	0.00000000	0.00000000	3.55158700	1,000.00000000
V	95001WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001WBC1	986.48815961	0.00000000	1.18474408	0.00000000	0.00000000	0.00000000	0.00000000	1.18474408	985.98570526
X-B	95001WBD9	1,000.00000000	0.00000000	0.64493935	0.00000000	0.00000000	0.00000000	0.00000000	0.64493935	1,000.00000000
X-D	95001WAA6	1,000.00000000	0.00000000	1.92240371	0.00000000	0.00000000	0.00000000	0.00000000	1.92240371	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	28,557.12	0.00	28,557.12	0.00	0.00	0.00	28,557.12	0.00
A-2	08/01/21 - 08/30/21	30	0.00	64,600.32	0.00	64,600.32	0.00	0.00	0.00	64,600.32	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	104,794.79	0.00	104,794.79	0.00	0.00	0.00	104,794.79	0.00
A-3	08/01/21 - 08/30/21	30	0.00	148,397.92	0.00	148,397.92	0.00	0.00	0.00	148,397.92	0.00
A-4	08/01/21 - 08/30/21	30	0.00	626,666.67	0.00	626,666.67	0.00	0.00	0.00	626,666.67	0.00
A-5	08/01/21 - 08/30/21	30	0.00	749,280.40	0.00	749,280.40	0.00	0.00	0.00	749,280.40	0.00
X-A	08/01/21 - 08/30/21	30	0.00	642,083.90	0.00	642,083.90	0.00	0.00	0.00	642,083.90	0.00
X-B	08/01/21 - 08/30/21	30	0.00	81,141.11	0.00	81,141.11	0.00	0.00	0.00	81,141.11	0.00
X-D	08/01/21 - 08/30/21	30	0.00	50,009.41	0.00	50,009.41	0.00	0.00	0.00	50,009.41	0.00
A-S	08/01/21 - 08/30/21	30	0.00	164,288.78	0.00	164,288.78	0.00	0.00	0.00	164,288.78	0.00
B	08/01/21 - 08/30/21	30	0.00	153,984.39	0.00	153,984.39	0.00	0.00	0.00	153,984.39	0.00
C	08/01/21 - 08/30/21	30	0.00	156,977.16	0.00	156,977.16	0.00	0.00	0.00	156,977.16	0.00
D	08/01/21 - 08/30/21	30	0.00	65,035.00	0.00	65,035.00	0.00	0.00	0.00	65,035.00	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	81,832.16	0.00	81,832.16	0.00	0.00	0.00	81,832.16	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	47,080.91	0.00	47,080.91	0.00	0.00	0.00	47,080.91	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	42,795.60	0.00	42,795.60	0.00	0.00	0.00	42,795.60	0.00
H-RR	08/01/21 - 08/30/21	30	0.00	38,523.56	0.00	38,523.56	0.00	0.00	0.00	38,523.56	0.00
J-RR	08/01/21 - 08/30/21	30	0.00	38,519.13	0.00	38,519.13	0.00	0.00	0.00	38,519.13	0.00
K-RR	08/01/21 - 08/30/21	30	329,149.03	106,999.02	0.00	106,999.02	21,069.21	0.00	0.00	85,929.82	351,673.87
Totals			329,149.03	3,391,567.35	0.00	3,391,567.35	21,069.21	0.00	0.00	3,370,498.15	351,673.87

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,642,808.31
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,405,439.62	Master Servicing Fee	6,121.17
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,719.56
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.20
ARD Interest	0.00	Operating Advisor Fee	1,213.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	198.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,405,439.62	Total Fees	13,872.31

Principal		Expenses/Reimbursements
Scheduled Principal	272,310.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	7,069.21
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	272,310.16	Total Expenses/Reimbursements	21,069.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,370,498.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	272,310.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,642,808.31
Total Funds Collected	3,677,749.78	Total Funds Distributed	3,677,749.83

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	766,905,890.90	766,905,890.90	Beginning Certificate Balance	766,905,889.98
(-) Scheduled Principal Collections	272,310.16	272,310.16	(-) Principal Distributions	272,310.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	766,633,580.74	766,633,580.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	767,007,586.69	767,007,586.69	Ending Certificate Balance	766,633,579.82
Ending Actual Collateral Balance	766,719,093.97	766,719,093.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.31
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP
1,000,000 or less	2	1,925,000.00	0.25%	89	5.9797	1.518853	1.30 or less	17	215,414,110.75	28.10%	80	5.2921	0.367072
1,000,001 to 2,000,000	4	5,867,074.22	0.77%	87	5.3340	1.840734	1.31 to 1.40	5	74,207,841.09	9.68%	78	5.0290	1.350793
2,000,001 to 3,000,000	2	5,037,073.29	0.66%	87	5.4337	1.536703	1.41 to 1.50	5	47,469,118.53	6.19%	88	5.4940	1.443572
3,000,001 to 4,000,000	3	10,424,000.33	1.36%	70	5.1011	1.633730	1.51 to 1.75	14	141,552,192.34	18.46%	88	5.2002	1.666635
4,000,001 to 5,000,000	3	14,023,294.81	1.83%	89	5.2158	1.376565	1.76 to 2.00	10	132,252,818.03	17.25%	89	5.1653	1.898452
5,000,001 to 6,000,000	7	39,197,153.34	5.11%	88	5.3004	1.638250	2.01 to 2.25	3	34,100,000.00	4.45%	87	4.8840	2.117165
6,000,001 to 7,000,000	3	19,160,000.00	2.50%	87	5.4182	1.648404	2.26 to 2.50	5	50,487,500.00	6.59%	85	4.8263	2.359300
7,000,001 to 8,000,000	3	22,107,889.32	2.88%	89	5.2815	1.749612	2.51 to 3.00	5	58,100,000.00	7.58%	88	4.9179	2.601089
8,000,001 to 9,000,000	6	49,287,560.50	6.43%	89	5.2689	1.734960	3.01 or greater	1	10,000,000.00	1.30%	89	4.5800	3.752400
9,000,001 to 10,000,000	8	77,396,126.98	10.10%	88	5.1437	1.701254	Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378
10,000,001 to 15,000,000	11	140,014,642.05	18.26%	83	5.2360	1.216695
15,000,001 to 20,000,000	5	84,902,015.25	11.07%	88	5.1523	1.459947
20,000,001 to 30,000,000	2	50,662,500.00	6.61%	88	4.9508	1.619272
30,000,001 to 50,000,000	5	190,579,250.65	24.86%	79	5.0407	1.265252
50,000,001 or greater	1	53,000,000.00	6.91%	89	5.1000	1.657600
Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP	Washington	1	3,960,511.25	0.52%	89	5.4300	1.261100
Alabama	1	10,000,000.00	1.30%	89	4.5800	3.752400	West Virginia	1	40,350,000.00	5.26%	89	4.8800	1.367600
Arizona	1	13,319,118.53	1.74%	89	5.9500	1.439400	Wisconsin	1	9,419,311.12	1.23%	87	5.7500	1.300100
Arkansas	1	6,035,000.00	0.79%	88	5.2100	1.853300	Totals	71	766,633,580.74	100.00%	85	5.1566	1.460378
California	11	115,814,489.10	15.11%	88	5.0466	1.968210
									Property Type³
Colorado	2	56,000,000.00	7.30%	58	5.0990	0.415530
Delaware	1	10,000,000.00	1.30%	86	4.7350	2.661000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	4	70,783,851.42	9.23%	89	5.3089	1.542292		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	6	27,942,073.29	3.64%	89	5.0888	1.981594	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP
Illinois	2	9,236,250.00	1.20%	89	5.0386	2.215632	Industrial	3	31,900,000.00	4.16%	89	5.1800	1.839486
Indiana	1	4,560,373.54	0.59%	88	5.4000	0.901000	Lodging	9	165,013,076.62	21.52%	78	5.3582	0.977780
Iowa	1	994,000.00	0.13%	89	5.9700	1.521900	Mixed Use	3	21,350,000.00	2.78%	88	5.3359	1.339456
Massachusetts	1	15,387,947.42	2.01%	87	5.2600	0.364700	Mobile Home Park	9	26,395,302.75	3.44%	88	5.3394	1.414711
Michigan	5	31,677,378.40	4.13%	88	5.3465	1.633823	Multi-Family	10	108,266,468.19	14.12%	88	5.2897	1.405604
Missouri	2	47,120,130.53	6.15%	88	4.9321	0.873233	Office	10	113,871,957.15	14.85%	88	4.9592	2.152215
New Jersey	1	9,578,021.07	1.25%	87	4.7500	1.754000	Retail	17	229,068,287.23	29.88%	88	5.0546	1.261753
New York	6	62,125,000.00	8.10%	88	5.1718	1.234753	Self Storage	9	67,718,489.08	8.83%	73	4.9529	2.084774
North Carolina	3	21,714,808.67	2.83%	89	5.2932	1.579864	Totals	71	766,633,580.74	100.00%	85	5.1566	1.460378
Ohio	3	15,404,145.48	2.01%	88	5.3348	0.773624
Oklahoma	4	16,385,643.97	2.14%	89	5.2047	1.915162
Oregon	1	2,145,000.00	0.28%	88	5.2500	1.181300
South Carolina	1	6,750,000.00	0.88%	87	5.4800	1.482500
Texas	6	76,880,527.23	10.03%	75	5.2264	1.184514
Utah	1	11,650,000.00	1.52%	88	5.1500	1.433800
Virginia	2	68,350,000.00	8.92%	89	5.1427	1.678621

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP
	4.7500% or less	5	64,865,521.07	8.46%	88	4.7215	2.495275	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	14	183,410,478.18	23.92%	83	4.9051	1.953750	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2500%	16	290,986,807.44	37.96%	83	5.1624	1.077414	25 months to 36 months	65	763,583,580.74	99.60%	85	5.1533	1.459940
	5.2501% to 5.5000%	18	152,344,413.45	19.87%	88	5.3380	1.283189	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 5.7500%	7	39,511,384.41	5.15%	87	5.6165	1.450467	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.7501% or greater	5	32,464,976.19	4.23%	89	5.9062	0.871115	Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378
	Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP
	60 months or less	3	63,570,000.00	8.29%	46	5.1021	0.461924	Interest Only	28	420,298,032.29	54.82%	82	5.0724	1.505049
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	5	36,388,336.43	4.75%	88	5.5867	0.968888
	85 months or greater	62	700,013,580.74	91.31%	88	5.1579	1.550572	301 months or greater	32	306,897,212.02	40.03%	88	5.2127	1.456385
	Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378	Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,050,000.00	0.40%	26	6.0000	NAP				None
Underwriter's Information		2	22,646,782.29	2.95%	89	5.2100	1.940000
	12 months or less	62	735,136,798.45	95.89%	85	5.1528	1.438766
	13 months to 24 months	1	5,800,000.00	0.76%	88	4.9900	2.269200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	766,633,580.74	100.00%	85	5.1566	1.460378
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	28002172	LO	Fort Walton Beach	FL	Actual/360	5.21025%	151,506.02	40,899.05	0.00	N/A	02/06/29	--	33,770,149.70	33,729,250.65	09/06/21
1A	28202172				Actual/360	5.21025%	64,931.15	17,528.17	0.00	N/A	02/06/29	--	14,472,921.16	14,455,392.99	09/06/21
1B	28302172				Actual/360	5.21025%	36,794.32	9,932.63	0.00	N/A	02/06/29	--	8,201,321.93	8,191,389.30	09/06/21
2	310948215	RT	Bristow	VA	Actual/360	5.10025%	232,758.33	0.00	0.00	N/A	02/01/29	--	53,000,000.00	53,000,000.00	09/01/21
3	310947985	LO	Denver	CO	Actual/360	5.14025%	210,240.28	0.00	0.00	N/A	01/11/26	--	47,500,000.00	47,500,000.00	09/11/21
4	300571914	RT	Charleston	WV	Actual/360	4.88025%	169,559.67	0.00	0.00	N/A	02/06/29	--	40,350,000.00	40,350,000.00	09/06/21
5	883100949	OF	Town & Country	MO	Actual/360	4.82225%	145,329.72	0.00	0.00	N/A	01/06/29	--	35,000,000.00	35,000,000.00	09/06/21
6	310948227	MF	Grapevine	TX	Actual/360	5.15025%	150,780.56	0.00	0.00	N/A	01/11/29	--	34,000,000.00	34,000,000.00	09/11/21
7	883100953	RT	Brooklyn	NY	Actual/360	5.13025%	118,278.56	0.00	0.00	N/A	01/06/29	--	26,775,000.00	26,775,000.00	09/06/21
8	300571904	RT	Roseville	CA	Actual/360	4.75025%	97,706.51	0.00	0.00	N/A	01/06/29	--	23,887,500.00	23,887,500.00	09/06/21
9	310947479	OF	Various	GA	Actual/360	5.00025%	83,958.33	0.00	0.00	N/A	02/11/29	--	19,500,000.00	19,500,000.00	09/11/21
10	883100957	MF	Pasadena	CA	Actual/360	5.32025%	81,085.67	0.00	0.00	N/A	01/01/29	--	17,700,000.00	17,700,000.00	09/01/21
11	310948329	OF	Westminster	CA	Actual/360	4.93025%	72,110.37	21,951.57	0.00	N/A	01/11/29	--	16,986,019.40	16,964,067.83	09/11/21
12	600947421	LO	Leominster	MA	Actual/360	5.26025%	69,783.41	18,668.31	0.00	N/A	12/11/28	--	15,406,615.73	15,387,947.42	08/11/21
13	28302192	OF	Norfolk	VA	Actual/360	5.29025%	69,923.51	0.00	0.00	N/A	01/06/29	--	15,350,000.00	15,350,000.00	09/06/21
14	28002193	IN	Mooresville	NC	Actual/360	5.23925%	64,963.60	0.00	0.00	N/A	02/06/29	--	14,400,000.00	14,400,000.00	09/06/21
15	310948106	SS	San Diego	CA	Actual/360	5.00025%	61,138.89	0.00	0.00	N/A	12/11/28	--	14,200,000.00	14,200,000.00	09/11/21
16	28002199	MF	Auburn Hills	MI	Actual/360	5.35025%	64,957.92	0.00	0.00	N/A	02/06/29	--	14,100,000.00	14,100,000.00	09/06/21
17	28002201	LO	Yuma	AZ	Actual/360	5.95025%	68,312.10	13,684.61	0.00	N/A	02/06/29	--	13,332,803.14	13,319,118.53	09/06/21
18	410948201	SS	Houston	TX	Actual/360	5.00025%	55,412.50	0.00	0.00	N/A	01/11/24	--	12,870,000.00	12,870,000.00	09/11/21
19	300571906	RT	Florissant	MO	Actual/360	5.25025%	54,854.66	13,618.60	0.00	N/A	01/06/29	--	12,133,749.13	12,120,130.53	07/06/21
20	310948609	RT	Murray	UT	Actual/360	5.15025%	51,664.51	0.00	0.00	N/A	01/11/29	--	11,650,000.00	11,650,000.00	09/11/21
21	310948066	SS	Various	Various	Actual/360	4.75025%	46,629.17	0.00	0.00	N/A	12/11/28	--	11,400,000.00	11,400,000.00	09/11/21
22	28002188	MF	New York	NY	Actual/360	5.35525%	50,262.62	0.00	0.00	N/A	02/06/29	--	10,900,000.00	10,900,000.00	09/06/21
23	300571898	RT	Plano	TX	Actual/360	5.30025%	48,377.22	0.00	0.00	N/A	12/06/28	--	10,600,000.00	10,600,000.00	09/06/21
24	883100956	OF	Wilmington	DE	Actual/360	4.73525%	40,773.61	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	09/06/21
25	321470025	MU	Santa Monica	CA	Actual/360	5.29025%	45,552.78	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	09/06/21
26	883100958	SS	Enterprise	AL	Actual/360	4.58025%	39,438.89	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	310946347	IN	La Puente	CA	Actual/360	4.78025%	41,161.11	0.00	0.00	N/A	02/11/29	--	10,000,000.00	10,000,000.00	09/11/21
28	300571903	RT	Rockaway	NJ	Actual/360	4.75025%	39,229.67	12,935.06	0.00	N/A	12/06/28	--	9,590,956.13	9,578,021.07	09/06/21
29	321470029	LO	Oconomowoc	WI	Actual/360	5.75025%	46,716.52	15,722.29	0.00	N/A	12/11/28	--	9,435,033.41	9,419,311.12	09/11/21
30	321470030	RT	Holland	OH	Actual/360	5.45025%	43,243.48	16,033.72	0.00	N/A	01/06/29	--	9,214,354.98	9,198,321.26	09/06/21
31	300571915	LO	Orlando	FL	Actual/360	5.92025%	46,950.50	9,519.10	0.00	N/A	02/06/29	--	9,209,992.63	9,200,473.53	08/06/21
32	410948150	OF	Colorado Springs	CO	Actual/360	4.87025%	35,645.69	0.00	0.00	N/A	02/11/29	--	8,500,000.00	8,500,000.00	09/11/21
33	600948087	RT	San Antonio	TX	Actual/360	5.35025%	37,776.17	9,688.99	0.00	N/A	01/11/29	--	8,199,832.09	8,190,143.10	07/11/21
34	28002194	LO	Laredo	TX	Actual/360	5.80025%	40,122.80	13,102.67	0.00	N/A	02/06/29	--	8,033,486.80	8,020,384.13	09/06/21
35	321470035	MH	Various	OK	Actual/360	5.16025%	36,657.50	0.00	0.00	N/A	02/11/29	--	8,250,000.00	8,250,000.00	09/11/21
36	300571910	MF	Tulsa	OK	Actual/360	5.25025%	36,818.15	8,462.55	0.00	N/A	02/06/29	--	8,144,106.52	8,135,643.97	09/06/21
37	300571912	RT	Elgin	IL	Actual/360	4.95025%	32,395.00	0.00	0.00	N/A	02/06/29	--	7,600,000.00	7,600,000.00	09/06/21
38	310946929	IN	Rancho Dominguez	CA	Actual/360	5.60025%	36,166.67	0.00	0.00	N/A	01/11/29	--	7,500,000.00	7,500,000.00	09/11/21
39	321470039	OF	Bloomfield Hills	MI	Actual/360	5.30025%	32,018.31	7,685.97	0.00	N/A	02/11/29	--	7,015,575.29	7,007,889.32	09/11/21
40	300571902	SS	Greenville	SC	Actual/360	5.48025%	31,852.50	0.00	0.00	N/A	12/06/28	--	6,750,000.00	6,750,000.00	09/06/21
41	28002179	MF	Detroit	MI	Actual/360	5.55025%	30,467.19	0.00	0.00	N/A	12/06/28	--	6,375,000.00	6,375,000.00	09/06/21
42	300571916	LO	Pisgah Forest	NC	Actual/360	5.35025%	26,720.29	10,194.59	0.00	N/A	02/06/29	--	5,800,003.26	5,789,808.67	09/06/21
43	410948274	SS	Little Rock	AR	Actual/360	5.21025%	27,075.36	0.00	0.00	N/A	01/11/29	--	6,035,000.00	6,035,000.00	09/11/21
44	300571905	MF	Modesto	CA	Actual/360	5.55025%	28,675.00	0.00	0.00	N/A	01/06/29	--	6,000,000.00	6,000,000.00	09/06/21
45	28002129	MU	Brooklyn	NY	Actual/360	5.59325%	27,933.93	0.00	0.00	N/A	12/06/28	--	5,800,000.00	5,800,000.00	09/06/21
46	300571907	RT	New York	NY	Actual/360	4.99025%	24,922.28	0.00	0.00	N/A	01/06/29	--	5,800,000.00	5,800,000.00	05/06/20
47	28002195	MU	Peachtree City	GA	Actual/360	5.15025%	24,612.71	0.00	0.00	N/A	02/06/29	--	5,550,000.00	5,550,000.00	09/06/21
48	883100961	MH	Indiantown	FL	Actual/360	5.30025%	23,794.00	6,192.45	0.00	N/A	02/06/29	--	5,213,537.12	5,207,344.67	09/06/21
49	28002185	MF	Pataskala	OH	Actual/360	5.13325%	22,321.42	0.00	0.00	N/A	12/06/28	--	5,050,000.00	5,050,000.00	09/06/21
50	321470050	MF	Tonawanda	NY	Actual/360	5.40025%	22,552.50	0.00	0.00	N/A	02/11/29	--	4,850,000.00	4,850,000.00	09/11/21
51	410947447	RT	Madera	CA	Actual/360	4.84025%	19,250.84	6,049.28	0.00	N/A	02/11/29	--	4,618,970.55	4,612,921.27	09/11/21
52	321470052	MH	Muncie	IN	Actual/360	5.40025%	21,227.14	4,603.28	0.00	N/A	01/11/29	--	4,564,976.82	4,560,373.54	09/11/21
53	321470053	MH	Olympia	WA	Actual/360	5.43025%	18,550.87	6,882.55	0.00	N/A	02/11/29	--	3,967,393.80	3,960,511.25	09/11/21
54	410947116	SS	Brownstown	MI	Actual/360	4.85025%	13,647.53	4,293.99	0.00	N/A	01/11/29	--	3,267,783.07	3,263,489.08	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	883100959	SS	La Porte	TX	Actual/360	4.95025%	13,640.00	0.00	0.00	N/A	02/06/24	--	3,200,000.00	3,200,000.00	09/06/21
56	300571913	MH	Merritt Island	FL	Actual/360	6.00025%	15,758.33	0.00	0.00	N/A	11/06/23	--	3,050,000.00	3,050,000.00	09/06/21
57	321470057	MH	Various	GA	Actual/360	5.57025%	13,887.23	3,278.43	0.00	N/A	12/11/28	--	2,895,351.72	2,892,073.29	09/11/21
58	410947648	RT	Beaverton	OR	Actual/360	5.25025%	9,697.19	0.00	0.00	N/A	01/11/29	--	2,145,000.00	2,145,000.00	09/11/21
59	883100936	RT	Chicago	IL	Actual/360	5.45025%	7,679.01	0.00	0.00	N/A	12/06/28	--	1,636,250.00	1,636,250.00	09/06/21
60	600945197	OF	Mountain View	CA	Actual/360	4.98525%	6,653.59	0.00	0.00	N/A	12/11/28	--	1,550,000.00	1,550,000.00	09/11/21
61	321470061	MH	Chapel Hill	NC	Actual/360	5.59025%	7,340.76	0.00	0.00	N/A	10/11/28	--	1,525,000.00	1,525,000.00	09/11/21
62	410948541	MF	Cleveland	OH	Actual/360	5.30025%	5,281.36	1,382.30	0.00	N/A	01/11/29	--	1,157,206.52	1,155,824.22	09/11/21
63	28002202	RT	New Hampton	IA	Actual/360	5.97025%	5,109.99	0.00	0.00	02/06/29	02/06/34	--	994,000.00	994,000.00	09/06/21
64	28002203	RT	Pinconning	MI	Actual/360	5.99025%	4,802.15	0.00	0.00	02/06/29	02/06/34	--	931,000.00	931,000.00	09/06/21
Totals							3,405,439.62	272,310.16	0.00				766,905,890.90	766,633,580.74
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,985,499.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,211,026.00	1,157,468.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	793,225.29	392,104.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,121,588.20	732,981.52	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,234,969.16	1,215,626.41	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,944,902.58	774,436.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,446,632.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,477,170.31	1,406,450.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,512,352.87	513,376.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,137,130.13	295,914.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,025,346.35	1,176,106.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	312,193.87	536,142.48	04/01/20	03/31/21	--	0.00	0.00	88,020.55	88,020.55	0.00	0.00
13	6,228,325.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,428,426.52	1,301,951.95	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,278,207.92	766,456.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,158,756.31	736,443.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,547,626.40	1,585,974.48	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	901,434.72	214,770.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	(652,192.00)	01/01/21	03/31/21	09/14/21	4,966,301.59	80,679.74	68,297.73	136,841.98	0.00	0.00
20	0.00	227,855.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,073,372.94	579,323.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	839,522.98	208,721.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,539,117.76	268,581.84	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,951,079.03	855,666.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	798,990.00	216,560.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,670,081.09	438,594.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,129,965.43	574,603.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,071,008.47	286,411.63	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	741,765.43	1,072,803.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	167,983.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(102,234.00)	0.00	--	--	05/11/21	0.00	10,665.96	56,429.95	56,429.95	20,902.50	0.00
32	976,187.50	254,924.87	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	800,887.00	0.00	--	--	--	0.00	0.00	47,011.14	141,294.01	0.00	0.00
34	802,942.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	786,533.50	404,598.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	941,148.00	546,509.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	884,640.87	449,080.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	626,386.00	492,441.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	779,214.54	354,532.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	528,726.23	282,598.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	452,640.91	149,937.37	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	593,814.40	648,008.34	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	535,700.54	298,375.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	668,467.23	227,912.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	36,213.00	(10,192.00)	01/01/21	03/31/21	09/14/21	1,450,000.00	13,729.41	0.00	0.00	40,584.90	0.00
46	504,659.00	167,475.00	01/01/20	03/31/20	09/14/21	1,646,820.43	58,243.68	17,769.16	340,757.31	0.00	0.00
47	721,909.03	196,349.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	449,955.79	93,442.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	442,905.09	230,727.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	419,711.97	104,863.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	539,512.70	298,757.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	337,136.30	68,920.34	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	318,524.77	97,164.55	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	229,657.43	71,111.06	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	341,464.58	199,626.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	378,744.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	194,237.49	71,543.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	147,000.00	73,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	241,413.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	151,421.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	56,719.91	40,341.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	92,672.83	46,335.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	86,815.00	43,407.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	71,693,428.94	22,785,428.68				8,063,122.02	163,318.79	277,528.53	763,343.80	61,487.40	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	12,120,130.53	1	8,190,143.10	1	5,800,000.00	1	9,200,473.53	0	0.00	0	0.00	0	0.00	0	0.00	5.156642%	5.124902%	85
08/17/21	2	17,409,824.72	1	12,133,749.13	2	11,600,000.00	1	9,209,992.63	0	0.00	0	0.00	0	0.00	0	0.00	5.156701%	5.124955%	86
07/16/21	0	0.00	2	20,356,783.09	2	11,600,000.00	1	9,219,463.45	0	0.00	0	0.00	0	0.00	0	0.00	5.156759%	5.125008%	87
06/17/21	3	29,613,257.89	0	0.00	2	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156825%	5.125068%	88
05/17/21	1	1,525,000.00	0	0.00	3	23,775,996.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156883%	5.125121%	89
04/16/21	0	0.00	1	12,191,133.12	2	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.156948%	5.125180%	90
03/17/21	0	0.00	0	0.00	4	33,064,294.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157005%	5.125231%	91
02/18/21	1	8,263,108.87	0	0.00	4	33,096,626.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157084%	5.125303%	92
01/15/21	0	0.00	1	9,282,779.70	3	23,836,150.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157140%	5.128371%	93
12/17/20	2	10,460,763.45	0	0.00	3	23,849,247.00	0	0.00	0	0.00	1	15,564,076.89	0	0.00	0	0.00	5.157193%	5.128422%	94
11/18/20	1	8,292,270.19	2	27,848,282.77	2	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157254%	5.125436%	95
10/19/20	3	29,050,729.70	0	0.00	2	11,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.157307%	5.125482%	96
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
12	600947421	08/11/21	0	B	88,020.55	88,020.55	0.00		15,406,615.73
19	300571906	07/06/21	1	1	68,297.73	136,841.98	0.00		12,147,306.44	07/09/20	13
31	300571915	08/06/21	0	B	56,429.95	56,429.95	29,982.46		9,209,992.63	01/26/21	1		04/19/21
33	600948087	07/11/21	2	2	47,011.14	141,294.01	0.00		8,220,293.00
46	300571907	05/06/20	15	6	17,769.16	340,757.31	17,735.13		5,800,000.00	08/07/20	98
Totals					277,528.53	763,343.80	47,717.59		50,784,207.80
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		19,120,000	19,120,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		47,500,000	47,500,000	0		0
> 60 Months		700,013,581	664,702,834	26,110,274		9,200,474

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	766,633,581	740,523,307	12,120,131	8,190,143	5,800,000	0
Aug-21	766,905,891	725,762,317	17,409,825	12,133,749	11,600,000	0
Jul-21	767,176,959	735,220,176	0	20,356,783	11,600,000	0
Jun-21	767,478,456	726,265,198	29,613,258	0	11,600,000	0
May-21	767,746,911	742,445,915	1,525,000	0	23,775,996	0
Apr-21	768,045,891	744,254,757	0	12,191,133	11,600,000	0
Mar-21	768,311,757	735,247,463	0	0	33,064,294	0
Feb-21	768,671,934	727,312,199	8,263,109	0	33,096,627	0
Jan-21	768,926,770	735,807,840	0	9,282,780	23,836,151	0
Dec-20	769,176,023	734,866,013	10,460,763	0	23,849,247	0
Nov-20	769,454,218	721,713,665	8,292,270	27,848,283	11,600,000	0
Oct-20	769,701,064	729,050,335	29,050,730	0	11,600,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	300571906	12,120,130.53	12,147,306.44	8,500,000.00	10/23/20	(820,389.00)	(3.99370)	03/31/21	01/06/29	329
31	300571915	9,200,473.53	9,209,992.63	11,300,000.00	04/08/21	(152,466.00)	(0.22490)	12/31/20	02/06/29	328
45	28002129	5,800,000.00	5,800,000.00	8,000,000.00	08/12/20	(11,711.00)	(0.14240)	03/31/21	12/06/28	I/O
46	300571907	5,800,000.00	5,800,000.00	5,000,000.00	10/19/20	166,014.00	2.26920	03/31/20	01/06/29	I/O
Totals		32,920,604.06	32,957,299.07	32,800,000.00		(818,552.00)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	300571906	RT	MO	07/09/20	13

8/27/2021- Loan transferred to MLS Special Servicing on 7-10-2020 2020 due to delinquency. Loan was past due for the 5/6/2020 and subsequent loan payments. The collateral is a single building retail center located about an hour from St.

Louis in Flor issant, MO. The property has 15 tenants, of which 2 hold 75% of the space a supermarket and a fitness center. The Fitness Center is Golds Gym which has filed bankruptcy and has vacated the property. On 1/14/2021 a Receiver was appointed to manage, lease up and market the property for sale. The property is producing cash flow to pay down the advances and to make property upgrades.

31	300571915	LO	FL	01/26/21	1

09/08/2021 - Loan transferred to Special Servicing due to payment default. Borrower is currently past due for the 11/06/2020 payment. Special Servicer is evaluating all strategies at this time. Initial Foreclosure action has been filed. Lender is als

o considering the appointment of a receiver. Lender is simultaneously holding discussions with the Borrower about a potential modification. Midland currently evaluating modification proposal from Borrower.

45	28002129	MU	NY	05/29/20	1

8/16/2021: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral is a two-story 27,414 SF retail property located in Brooklyn, NY. The delinquency is due to the temporary closing and non-payment of rent by the properties tenants. The anchor tenant, a live music venue and nightclub, occupies 73% of the property. The Borrower has asked for debt service relief or discounted prepayment as well as other consideration. PreNegotiation letter has been executed. Outside Counsel has been engaged and Default/Demand Letter has been sent. Negotiating with Borrower for acceptable debt service relief plan. Lender will continue to monitor the asset while New York State's moratorium on foreclosure's remains in effect.

46	300571907	RT	NY	08/07/20	98

8/16/2021 Loan transferred to special servicing on 8/7/2020 due to payment default. Loan remains due for its June 2020 payment. Lender's legal counsel has issued a notice of default. Collateral for the loan is the borrower's master leasehold

Interest in a 4,876 SF retail unit located at 659 Broadway in New York, NY. This retail site is located within a larger five-story residential co-op building known as Bleecker Court, which includes 223 residential and five commercial units. At loan closing, the property was occupied by single-tenant Blades, a skateboard, surf apparel and footwear brand. Blades shuttered this location in January 2020 and the property is currently vacant. Borrower is attempting to re-tenant the space.

Lender will continue to monitor the asset while New York State's moratorium on foreclosure's remains in effect.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	600947421	15,584,217.79	5.26003%	15,584,217.79 5.26003%		10	11/16/20	10/11/20	12/11/20
17	28002201	13,534,307.40	5.95003%	13,534,307.40 5.95003%		10	05/06/20	05/06/20	06/11/20
31	300571915	9,330,845.04	5.92003%	8,500,000.00 5.92003%		10	08/13/20	08/06/20	09/11/20
42	300571916	5,944,658.44	5.35003%	5,944,658.44 5.35003%		10	04/06/20	04/06/20	06/11/20
Totals		44,394,028.67		43,563,183.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	7,069.21	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,000.00	0.00	0.00	7,069.21	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,069.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29